Financial Risk Management - Fair Value Hierarchy Classifications,Valuation Techniques and Inputs of Financial Instruments Measured at Fair Value (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [Line Items]
Derivatives, liabilities	[1]	₩ 37,333	₩ 32,965
Derivatives [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities effective for fair value hedging		₩ 36,052
Fair values [member] | Equity instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Valuation technique, assests		Discounted cash flow, etc.	Discounted cash flow, etc.
Input, assets		Discount rate and Estimated cash flow, etc.	Discount rate and Estimated cash flow, etc.
Fair values [member] | Convertible securities [member]
Disclosure of detailed information about financial instruments [Line Items]
Valuation technique, assests		Blended discount model and binominal option pricing model	Blended discount model and binominal option pricing model
Input, assets		Discount rate, stock price and volatility	Discount rate, stock price and volatility
Fair values [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [Line Items]
Valuation technique, assests		Discounted cash flow	Discounted cash flow
Valuation technique, liabilities		Discounted cash flow	Discounted cash flow
Input, assets		Discount rate and Exchange rate	Discount rate and Exchange rate
Input, liabilities		Discount rate and Exchange rate	Discount rate and Exchange rate
Financial liabilities effective for fair value hedging		₩ 36,052
Fair values [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives		169,703	₩ 230,080
Derivatives, liabilities		63,526	47,408
Financial liabilities effective for fair value hedging		36,052
Fair values [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity instruments		87,027	96,064
Convertible securities		₩ 3,127	₩ 1,797

[1]

(*1) Represents cross currency interest rate swap contracts and others entered into by the Group to hedge currency and interest rate risks with respect to foreign currency denominated borrowings and bonds. The contracts are not designated as hedging instruments.